Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employment Benefits [Abstract]
Employment Benefits
Employment benefit obligations as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Net defined benefit asset	￦	1,047	7,231
Net defined benefit obligations		1,925,134	1,907,013
Other long-term employee benefit obligations		4,720	3,847

Principal assumptions on actuarial valuation
Principal assumptions on actuarial valuation as of December 31, 2019 and 2020 are as follows:

	2019	2020
Discount rate	1.92%~2.05%	1.87%~2.12%
Future salary and benefit levels	4.39%	4.28%
Weighted average duration	10.95 years	10.77 years

Details of expense relating to defined benefit plans
Details of expense relating to defined benefit plans for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Current service cost	￦	369,899	440,300	509,520
Interest cost		87,687	83,619	83,248
Expected return on plan assets		(42,135)	(41,597)	(42,742)
Past service cost		—	301,442	(2,027)
Loss from settlement		(767)	(2,017)	—

	￦	414,684	781,747	547,999

Expenses described above are recognized in those items below in the consolidated financial statements.

		2018	2019	2020
		In millions of won
Cost of sales	￦	308,672	580,623	397,442
Selling and administrative expenses		51,903	120,455	94,846
Others (Construction-in-progress and others)		54,109	80,669	55,711

	￦	414,684	781,747	547,999

In addition, for the years ended December 31, 2018, 2019 and 2020, employee benefit obligations expenses of ￦66,833 million, ￦71,844 million and ￦60,587million, respectively, are recognized as cost of sales, and ￦13,204 million, ￦12,775 million and ￦9,121 million, respectively, are recognized as selling and administrative expenses, and ￦14,189 million, ￦13,893 million and ￦11,861 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

Details of defined benefits
Details of defined benefit obligations as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,035,400	4,570,614
Fair value of plan assets		(2,111,313)	(2,670,832)

		1,924,087	1,899,782
Present value of defined benefit obligation from unfunded plans		—	—

Net liabilities incurred from defined benefit plans	￦	1,924,087	1,899,782

Changes in the present value of defined benefits
Changes in the present value of defined benefit obligations for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	3,414,116	4,035,400
Current service cost		440,300	509,520
Interest cost(*)		83,619	83,248
Remeasurement component		(93,736)	84,385
Past service cost		301,442	(2,027)
Loss from settlement		(2,018)	—
Actual payments		(108,057)	(139,956)
Others		(266)	44

Ending balance	￦	4,035,400	4,570,614

(*)	The Company decided to include a performance incentive for management evaluation in the average wage during the previous year and recognized it as past service cost.

Changes in the fair value of plan assets
Changes in the fair value of plan assets for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	1,775,331	2,111,313
Expected return		41,597	42,742
Remeasurement component		(11,186)	(390)
Contributions by the employers		348,386	582,275
Actual payments		(42,815)	(65,108)

Ending balance	￦	2,111,313	2,670,832

In addition, loss on accumulated remeasurement component amounting to ￦117,779million and ￦169,234million has been recognized as other comprehensive income or loss for the years ended December 31, 2019 and 2020, respectively.

Details of the fair value of plan assets
Details of the fair value of plan assets as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Equity instruments	￦	189,235	253,358
Debt instruments		648,265	822,582
Bank deposit		199,743	284,655
Others		1,074,070	1,310,237

	￦	2,111,313	2,670,832

For the years ended December 31, 2019 and 2020, actual returns on plan assets amounted to ￦30,411 million and ￦42,352 million, respectively.

Remeasurement component recognized in other comprehensive income (loss)
Remeasurement component recognized in other comprehensive income (loss) for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(2,916)	(2,979)
Experience adjustments, etc.		(90,820)	87,364
Expected return		11,186	390

	￦	(82,550)	84,775